Financial Instruments and Risk Management - Schedule of Credit Risk (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)	Jun. 30, 2026 USD ($)
Lifetime expected credit loss
As at beginning of the year/period	RM 1,229,403	$ 301,044
Add: Charge for the year/period	3,465,291	848,546	1,229,403
Less: Reversal during the year/period	(1,229,403)	(301,044)
As at end of the year/period	3,465,291	$ 848,546	1,229,403
Collection within less than 1 year [Member]
Trade receivable
Collection within less than 1 year	24,299,451		11,204,601	$ 5,950,206
Other receivables
Collection within less than 1 year	RM 681,895		RM 142,730	$ 166,976